Expenses - Summary of Finance Income, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Expense By Nature [Abstract]
Gain on revaluation of warrant liabilities	$ (2,222)	$ (1,338)
Accretion of provision for site reclamation and closure and other provisions	907	250
Interest on credit facility	822
Interest on equipment loan payables and equipment financing	90	6
Interest on other financial liability	49
Other financial liability settlement gain	(1,932)
Offering expense		57
Finance income, net	$ (2,286)	$ (1,025)